SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 28,962
2025	29,831
2026	30,726
2027	7,738
Total lease payments	97,257
Less: Imputed interest	(9,226)
Present value of lease liabilities	$ 88,031	$ 135,182